Income Tax (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax (Tables) [Line Items]
Schedule of net deferred tax assets
	As of December 31,
	2020	2019
Deferred tax asset
Organizational costs/Startup expenses	$166,813	$12,389
Total deferred tax asset	166,813	12,389
Valuation allowance	(166,813)	(12,389)
Deferred tax asset, net of allowance	$—	$—

Schedule of income tax provision
	For the year ended December 31,
	2020	2019
Federal
Current	$38,451	$16,225
Deferred	(154,424)	(12,389)

State
Current	$—	$—
Deferred	—	—
Change in valuation allowance	154,424	12,389
Income tax provision	$38,451	$16,225

Schedule of federal income tax rate
	For the year ended December 31,
	2020	2019
Statutory federal income tax rate	21.0%	21.0%
State taxes, net of federal tax benefit	0.0%	0.0%
Change in fair value of warrant liability	(19.2)%	(13.0)%
Transaction costs allocated to warrant liability	0.0%	(8.6)%
Change in valuation allowance	(2.4)%	(2.1)%
Income tax provision	(0.6)%	(2.7)%

Jasper Therapeutics, Inc. [Member]
Income Tax (Tables) [Line Items]
Schedule of net deferred tax assets
	December 31, 2019	December 31, 2020
Deferred tax assets:
Accrued expenses and other	$—	$592
Fixed assets	—	—
Intangibles	274	369
Net operating losses	1,104	6,046
Research and development credits	17	315
Stock based compensation	—	179
Lease liability	—	485
Total deferred tax assets	1,395	7,986
Valuation allowance	(1,395)	(7,587)
Total net deferred tax assets	—	399

Deferred tax liabilities:
Right-of-use asset	—	(399)
Total deferred tax liabilities	—	(399)
Net deferred tax assets	$—	$—

Schedule of federal income tax rate
	Year Ended December 31, 2019	Year Ended December 31, 2020

Federal tax benefit at statutory rate	$(1,047)	$(6,651)
State taxes	(371)	(1,757)
Change in fair value of derivative	(54)	2,284
Non-deductible expenses	123	231
Research and development credits	(17)	(298)
Change in valuation allowance	1,395	6,191
Other	(29)	—
Provision for incomes taxes	$—	$—

Schedule of federal and state net operating loss carryforwards
	Amount	Expiration Years
Net operating losses, Federal	$20,377	Do not expire
Net operating losses, California	$19,993	2038 – 2040

Schedule of unrecognized tax benefits
	Year Ended December 31,
	2019	2020
Balance at beginning of year	$—	$17
Additions based on tax positions related to current year	17	235
Balance at end of year	$17	$252